DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Other Receivables
a)	Other receivables

	2017		2016
	Current	Non Current	Current	Non Current
Turnover tax credit balance	-	-	1,074	-
Income tax credit balance	-	-	962	-
VAT credit balance	105,367	-	101,460	-
Other tax receivables (1)	7,229	2,564	15,430	68,686
Prepaid expenses	21,783	-	20,124	-
Advances to suppliers	375,505	-	70,203	-
Subsidies receivables	173,311	-	156,399	-
Easements to be recovered	-	461	-	461
Other Receivables UT	2,247	-	-	-
Others	9,874	9,081	12,620	6,318
Total	695,316	12,106	378,272	75,465

(1)	As of December 31, 2016 other non current tax receivables include Ps. 65,539 of income tax and VAT credits generated by the reversion of the tariff increase credit .

The breakdown of other receivables based on its currency of origin is the following:

	2017		2016
	Current	Non Current	Current	Non Current
Argentine Pesos	650,186	12,106	359,103	75,465
U.S. Dollars	45,130	-	19,169	-
Total	695,316	12,106	378,272	75,465

Trade Receivables
b)	Trade receivables

	2017		2016
	Current	Non Current	Current	Non Current
Ordinary	2,008,861	3,055	1,128,454	8,122
Natural Gas Transportation	890,370	-	405,388	-
Production and Commercialization of Liquids	909,065	-	550,596	-
Other services	209,426	3,055	172,470	8,122
Related parties	24,679	-	117,688
Natural Gas Transportation	9,687	-	5,544	-
Other services	14,992	-	112,144	-
Allowance for doubtful accounts	-	-	(19,703)	-
Total	2,033,540	3,055	1,226,439	8,122

The breakdown of trade receivables based on its currency of origin is the following:

	2017		2016
	Current	Non Current	Current	Non Current
Argentine Pesos	960,693	-	568,500	-
U.S. Dollars	1,072,847	3,055	657,939	8,122
Total	2,033,540	3,055	1,226,439	8,122

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2015	1,389
Additions (1)	19,703
Applications	(1,389)
Reversals	-
Balances as of December 31, 2016	19,703
Additions	-
Applications	-
Reversals (1)	(19,703)
Balances as of December 31, 2017	-

(1)	The total amount is recorded in Selling Expenses

Cash and Cash Equivalents
c)	Cash and cash equivalents

	2017	2016
Cash and banks	664,910	650,248
UT Cash and banks	471	-
Mutual funds	1,263,969	901,680
Bank account	659,448	3,161
UT Mutual funds	64,005	-
Total	2,652,803	1,555,089

The breakdown of cash and cash equivalents based on its currency of origin is the following:

	2017	2016
Argentine Pesos	1,340,795	921,768
U.S. Dollars	1,312,008	633,321
Total	2,652,803	1,555,089

Advances from Customers
d)	Advances from customers

	2017		2016
	Current	Non Current	Current	Non Current
Aluar Aluminio Argentino S.A.C.I. ("Aluar")	6,742	138,238	6,742	144,980
Advances from customers -UT-	59,868	-	-	-
Total Austral S.A. ("Total Austral")	-	-	795	-
YPF S.A. ("YPF")	2,526	4,517	2,434	6,947
Pan American Sur S.A. ("PAS")	-	-	530	-
Pan American Energy L.L.C. ("PAE")	2,182	56,805	2,182	58,976
PBB Polisur S.A. ("Polisur")	5,115	94,804	3,905	98,531
Otros	4,571	3,805	21,006	4,252
Total	81,004	298,169	37,594	313,686

Other Payables
e)	Other payables

	2017		2016
	Current	Non Current	Current	Non Current
Payable for compensation for the Board of Directors and Supervisory Commitee	-	-	2,334	-
Justice fee payable	31,882	-	-	-
Others	1,665	-	1,482	-
Total	33,547	-	3,816	-

Tax Payables
f)	Taxes payables

	2017		2016
	Current	Non Current	Current	Non Current
Withholdings and perceptions made to third parties	54,014	-	43,687	-
Tax on exports	638	-	2,299	-
Turnover Tax	28,862	-	4,570	-
Others	13,043	-	8,636	-
Total	96,557	-	59,192	-

Trade Payables
g)	Trade payables

	2017		2016
	Current	Non Current	Current	Non Current
Suppliers	1,332,298	-	911,318	-
UT Suppliers	7,610	-	-	-
Customers (credit balances)	10,736	-	8,592	-
Related companies	102,659	-	41,338	-
Total	1,453,303	-	961,248	-

The breakdown of trade payables based on its currency of origin is the following:

	2017		2016
	Current	Non Current	Current	Non Current
Argentine Pesos	614,699	-	290,245	-
U.S. Dollars	838,604	-	671,003	-
Total	1,453,303	-	961,248	-

Cost of Sales
h)	Cost of sales

	2017	2016	2015
Inventories at the beginning of the year	116,863	8,452	29,131
Purchases	3,718,129	2,868,189	1,574,999
Operating costs (Note 8.i.)	2,794,321	1,676,137	1,164,227
Inventories at the end of the year	(105,996)	(116,863)	(8,452)
Total	6,523,317	4,435,915	2,759,905

Expenses by Nature
Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law

	2017
		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	1,104,770	530,892	289,732	222,528	61,618		-
Social security taxes	188,424	82,847	49,461	42,825	13,291		-
Compensation to Directors and Supervisory Committee	8,455	-	-	8,455	-		-
Professional services fees	61,786	1,504	3,055	52,109	5,118		-
Technical operator assistance fees	354,518	160,095	194,423	-	-		-
Materials	59,949	18,602	41,347	-	-		-
Third parties services	128,072	52,922	63,530	10,519	1,101		-
Telecommunications and post expenses	9,936	1,323	1,217	6,912	484		-
Rents	6,827	1,980	962	3,407	478		-
Transports and freight	35,514	21,124	12,056	2,314	20		-
Easements	21,490	21,490	-	-	-		-
Offices supplies	3,450	1,041	368	1,589	452		-
Travels expenses	19,325	8,643	3,174	5,613	1,895		-
Insurance	32,262	18,848	10,724	2,413	277		-
Property, plant and equipment maintenance	640,468	554,602	80,590	5,276	-		-
Depreciation of property, plant and equipment	358,420	219,245	112,693	26,482	-		-
Taxes and contributions	566,058	131,187	7,943	719	426,209	(1)	-
Advertising	479	-	3	-	476		-
Doubtful accounts	(12,055)	-	-	-	(12,055)		-
Banks expenses	4,438	-	-	4,438	-		-
Interests expense	469,325	-	-	-	-		469,325
Foreign exchange loss	717,234	-	-	-	-		717,234
Other financial charges	103,586	-	-	-	-		103,586
Derivative financial instruments results	-	-	-	-	-		-
Costs of services rendered to third parties	69,059	-	69,059	-	-		-
Transactions among business segments	-	(150,388)	150,388	-	-		-
Other expenses	35,580	19,206	8,433	7,396	545		-
Year ended December 31, 2017	4,987,370	1,695,163	1,099,158	402,995	499,909		1,290,145

(1)	Includes tax on exports of Ps. 700 for year ended December 31,2017

	2016
		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other contributions	814,731	403,546	200,403	163,999	46,783		-
Social security taxes	139,356	64,518	33,944	30,874	10,020		-
Compensation to Directors and Supervisory Committee	6,328	-	-	6,328	-		-
Professional services fees	41,392	1,434	3,645	32,657	3,656		-
Technical operator assistance fees	168,008	54,128	113,880	-	-		-
Materials	43,205	14,153	29,052	-	-		-
Third parties services	94,185	37,014	49,257	7,914	-		-
Telecommunications and post expenses	5,177	342	1,087	3,405	343		-
Rents	3,219	722	252	2,099	146		-
Transports and freight	27,614	17,020	9,846	709	39		-
Easements	19,315	19,315	-	-	-		-
Offices supplies	2,679	917	305	1,223	234		-
Travels expenses	9,972	4,832	1,550	2,742	848		-
Insurance	26,509	15,048	9,330	1,771	360		-
Property, plant and equipment maintenance	209,257	150,923	52,100	5,065	1,169		-
Depreciation of property, plant and equipment	286,798	190,031	47,928	48,839	-		-
Taxes and contributions	355,446	80,365	8,927	728	265,426	(1)	-
Advertising	584	-	-	-	584		-
Doubtful accounts	20,546	-	-	-	20,546		-
Banks expenses	2,120	-	-	2,120	-		-
Interests expense	431,561	-	-	-	-		431,561
Foreign exchange loss	711,822	-	-	-	-		711,822
Other financial charges	66,392	-	-	-	-		66,392
Derivative financial instruments	8,933	-	-	-	-		8,933
Costs of services rendered to third parties	40,453	-	40,453	-	-		-
Transactions among business segments	-	(71,079)	71,079	-	-		-
Other expenses	28,136	13,908	5,962	4,906	3,360		-
Year ended December 31, 2016	3,563,738	997,137	679,000	315,379	353,514		1,218,708

(1)	Includes tax on exports of Ps . 11,081 for the year ended December 31, 2016.

	2015
Accounts	Total	Regulated Activities	Operating expenses Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses
Salaries, wages and other contributions	564,489	295,429	121,264	114,577	33,219		-
Social security taxes	98,812	46,067	19,839	25,962	6,944		-
Compensation to Directors and Supervisory Committee	5,379	-	-	5,379	-		-
Professional services fees	25,025	563	1,124	21,139	2,199		-
Technical operator assistance fees	52,481	3,000	49,481	-	-		-
Materials	29,113	10,545	18,568	-	-		-
Third parties services	51,604	20,161	25,429	6,014	-		-
Telecommunications and post expenses	4,161	445	778	2,714	224		-
Rents	2,619	516	367	1,615	121		-
Transports and freight	19,506	12,484	6,634	381	7		-
Easements	15,003	15,003	-	-	-		-
Offices supplies	1,508	531	239	634	104		-
Travels expenses	8,279	4,069	1,290	2,285	635		-
Insurance	22,850	12,935	8,280	1,279	356		-
Property, plant and equipment maintenance	137,814	105,054	28,791	3,262	707		-
Depreciation of property, plant and equipment	261,393	184,251	66,734	10,408	-		-
Taxes and contributions	261,712	60,094	4,999	524	196,095	(1)	-
Advertising	154	-	-	-	154		-
Banks expenses	1,430	-	-	1,430	-		-
Interests expense	320,428	-	-	-	-		320,428
Foreign exchange loss	1,164,585	-	-	-	-		1,164,585
Other financial charges	41,718	-	-	-	-		41,718
Costs of services rendered to third parties	26,375	-	26,375	-	-		-
Transactions among business segments	-	(21,435)	21,435	-	-		-
Other expenses	17,486	8,512	4,376	4,033	565		-
Year ended December 31, 2015	3,133,924	758,224	406,003	201,636	241,330		1,526,731

(1)	Includes tax on exports of Ps . 61,057 for the year ended December 31, 2015.

Net Financial Results
j)	Net financial results

	2017	2016	2015
Financial income
Derivative financial instrument results	-	-	128,525
Interest income	87,407	100,418	79,387
Fair value gains on financial instruments through profit or loss	274,620	169,890	55,892
Foreign exchange gain	360,158	135,039	288,764
Subtotal	722,185	405,347	552,568
Financial expenses
Interest expense	(516,643)	(470,663)	(343,104)
Foreign exchange loss	(718,891)	(712,456)	(1,165,803)
Derivative financial instrument results	-	(8,933)	-
Other financial charges	(103,586)	(66,392)	(41,718)
Less: Capitalized borrowing costs	48,975	39,736	23,894
Subtotal	(1,290,145)	(1,218,708)	(1,526,731)
Total	(567,960)	(813,361)	(974,163)

Other Operating Expenses
k)	Other operating expenses

	2017	2016	2015
Net increase in provisions (1)	(141,385)	(95,840)	(15,897)
Recovery of insurance	107,543	19,703	-
Acquisition of the Rights of the Arbitration Proceeding (Note 16.a)	-	-	(324,390)
Write off of other receivables	(69,391)	-	-
Others	(1,144)	10,594	4,836
Total	(104,377)	(65,543)	(335,451)

(1)	Includes judicial costs

Other Financial Assets at Fair Value through Profit or Loss
l)	Other financial assets at fair value through profit or loss

	2017		2016
	Current	Non Current	Current	Non Current
Government bonds	148,130	-	55,508	84,857
Private bonds	72,099	-	-	58,015
Total	220,229	-	55,508	142,872

Other Financial Assets at Amortized Cost
m)	Other financial assets at amortized cost

	2017		2016
	Current	Non Current	Current	Non Current
VRD bonds	7,111	14,473	14,900	21,584
Government Bonds (Argentine National Treasury Notes)	922,314	-	-	-
Government Bonds (Central Bank Notes)	516,003	-	-	-
Total	1,445,428	14,473	14,900	21,584

The breakdown of Other financial assets at amortized cost based on its currency of origin is the following:

	2017		2016
	Current	Non Current	Current	Non Current
Argentine Pesos	523,114	14,473	14,900	21,584
U.S. Dollars	922,314	-	-	-
Total	1,445,428	14,473	14,900	21,584

Payroll and Social Security Taxes Payable
n)	Payroll and social security taxes payable

	2017		2016
	Current	Non Current	Current	Non Current
Vacation benefit payable	104,739	-	82,476	-
Annual bonus payable	84,895	-	50,788	-
Social security taxes payable	45,573	-	35,595	-
Total	235,207	-	168,859	-